Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)	The charge that has been recognised in the income statement for Rio
Tinto’s share-based incentive plans, and the related liability (for cash-
settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2023 US$m	2022 US$m	2021 US$m	2023 US$m	2022 US$m
Equity-settled awards	140	117	122	—	—
Cash-settled awards	4	5	4	6	7
Total	144	122	126	6	7

Summary of non-vested and vested shares	Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2023 number	Weighted average fair value at grant date 2023 £	2022 number	Weighted average fair value at grant date 2022 £	2023 number	Weighted average fair value at grant date 2023 A$	2022 number	Weighted average fair value at grant date 2022 A$
Unvested awards at 1 January	2,903,449	24.36	3,376,072	24.26	1,040,240	52.51	1,276,694	50.46
Awarded	562,747	28.40	518,950	25.60	287,714	61.66	256,508	51.21
Forfeited	(166,376)	27.94	(9,973)	31.68	(28,789)	51.91	(38,733)	51.09
Failed performance conditions	—	—	(326,522)	32.83	—	—	(149,788)	61.40
Vested	(703,009)	26.84	(655,078)	20.49	(287,973)	53.88	(304,441)	38.68
Unvested awards at 31 December	2,596,811	24.34	2,903,449	24.36	1,011,192	54.74	1,040,240	52.51

	Rio Tinto plc awards				Rio Tinto Limited awards
	2023 number	Weighted average share price at vesting 2023 £	2022 number	Weighted average share price at vesting 2022 £	2023 number	Weighted average share price at vesting 2023 A$	2022 number	Weighted average share price at vesting 2022 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	767,439	59.21	632,533	54.96	238,405	122.58	247,216	115.25
Vested awards settled in cash during the year (including dividend shares applied on vesting)	181,492	58.36	230,006	54.67	140,690	123.40	140,479	115.35
Management Share Awards, Bonus Deferral Awards (granted under the Equity Incentive Plans), Global Employee Share
Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2023 number	Weighted average fair value at grant date 2023 £	2022 number	Weighted average fair value at grant date 2022 £	2023 number	Weighted average fair value at grant date 2023 A$	2022 number	Weighted average fair value at grant date 2022 A$
Unvested awards at 1 January(b)	2,585,679	47.22	2,493,826	43.55	2,340,705	95.27	2,164,568	92.31
Awarded	1,298,578	49.59	1,187,887	50.37	1,159,498	107.86	1,068,556	95.69
Forfeited	(113,473)	57.02	(146,816)	56.66	(144,531)	102.40	(155,631)	96.46
Cancelled	(71,160)	46.21	(65,267)	44.99	(61,993)	93.15	(46,300)	86.44
Vested	(889,496)	39.59	(883,951)	39.69	(712,686)	86.09	(690,488)	86.96
Unvested awards at 31 December(b)	2,810,128	50.36	2,585,679	47.22	2,580,993	103.11	2,340,705	95.27
Comprising:
– Management Share Awards	1,321,207	54.05	1,220,559	48.82	1,211,757	113.03	1,150,641	103.00
– Bonus Deferral Awards	102,388	55.64	139,782	55.96	56,597	113.90	60,862	113.13
– Global Employee Share Plan	1,350,559	46.22	1,191,738	44.51	1,312,639	93.50	1,129,202	86.43
– UK Share Plan	35,974	54.68	33,600	49.05	—	—	—	—
Unvested awards at 31 December(b)	2,810,128	50.36	2,585,679	47.22	2,580,993	103.11	2,340,705	95.27
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.
27 Share-based payments continued

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2023 number	Weighted average share price at vesting 2023 £	2022 number	Weighted average share price at vesting 2022 £	2023 number	Weighted average share price at vesting 2023 A$	2022 number	Weighted average share price at vesting 2022 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	537,748	57.86	529,054	54.59	476,813	121.87	486,587	113.18
– Bonus Deferral Awards	87,475	55.43	136,317	55.11	23,569	123.91	32,080	107.78
– Global Employee Share Plan	493,187	55.05	478,204	51.52	374,232	118.12	337,782	104.82
– UK Share Plan	6,791	53.28	12,176	55.20	—	—	—	—
Vested awards settled in cash during the year (including dividend shares applied on vesting):
– Bonus Deferral Awards	—	—	23,611	55.98	—	—	12,699	113.23
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.